CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Accounts receivable, net of allowance for doubtful accounts of $9 and $136, respectively	$ 6,526	$ 5,664
Inventories	5,767	6,173
Other current assets	922	673
Total current assets	13,215	12,510
PROPERTY AND EQUIPMENT, net	4,935	5,460
Finite Lived Intangible Assets [Line Items]
Intangible assets	6,286	6,705
Deferred income taxes	1,942	0
Deposits and other assets	67	109
Total other assets	8,295	6,814
Total assets	26,445	24,784
CURRENT LIABILITIES
Revolving credit line	3,722	2,439
Current portion of long-term debt	1,478	431
Current portion of long-term debt, officers and affiliates	0	1,053
Accounts payable	3,336	4,051
Accrued expenses and other current liabilities	1,293	1,786
Total current liabilities	9,829	9,760
LONG-TERM LIABILITIES
Long-term debt, less current portion	2,029	1,611
Long-term debt, officers and affiliates, less current portion	0	2,930
Total long-term liabilities	2,029	4,541
Total liabilities	11,858	14,301
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, no par value; 800,000 shares authorized; no shares issued and outstanding	0	0
Common stock, no par value; 30,000,000 shares authorized; 11,807,826 and 11,785,826, shares issued, respectively, and 11,683,987 and 11,785,826 shares outstanding, respectively	59,346	59,344
Treasury stock, 123,839 and 0 shares, at cost, respectively	(74)	0
Accumulated deficit	(44,685)	(48,861)
Total stockholders' equity	14,587	10,483
Total liabilities and stockholders' equity	26,445	24,784
Technical Library [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets	522	555
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets	$ 5,764	$ 6,150